S000071703 [Member] Investment Strategy - BATS: Short Term Municipal Income Series	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
The obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions (“Municipal Obligations”) in which the Fund may invest will also not be subject to the federal alternative minimum tax. Municipal Obligations in which the Fund may invest include variable rate demand notes, commercial paper, municipal bonds and municipal notes. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund invests in securities maturing in two years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 120 days or less. Because of their shorter maturities, the Fund’s investments will not usually be as sensitive to changes in prevailing interest rates as are long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely from time to time than those on long-term municipal bonds.
Short-term investments (or the issuers of such securities) will carry a rating in the highest rating categories of at least one nationally recognized statistical rating organization (e.g., A‑1, P‑1 or F1 or better by S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Inc. (“Fitch”), respectively), or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment. Long-term investments (or the issuers of such securities) will carry a rating of A‑, A3 or A‑ or better by S&P, Moody’s or Fitch, respectively, or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.